UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07092

Name of Fund: The BlackRock Florida Insured Municipal 2008 Term Trust, Inc. (BRF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Florida Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Insured Municipal 2008 Term Trust, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
	(000)	Municipal Bonds	Value
Florida - 58.2%	$1,500	Alachua County, Florida, School District, GO, Refunding,
		4.25%, 1/01/09 (a)	$1,527,105
	1,095	Dade County, Florida, Special Obligation Revenue Refunding Bonds, CABS,
		Series B, 5.695%, 10/01/08 (b)(f)	1,083,086
	905	Dade County, Florida, Special Obligation Revenue Refunding Bonds, CABS,
		Series B, 5.695%, 10/01/08 (b)(f)(g)	895,814
	560	Escambia County, Florida, Utilities Authority, Utility System Revenue
		Refunding Bonds, Series B, 6.125%, 1/01/09 (c)	573,059
	1,090	Florida Municipal Loan Council Revenue Bonds, Series C,
		3.50%, 11/01/08 (d)	1,098,349
	4,190	Florida State Board of Education, Lottery Revenue Bonds, Series A, 5%,
		7/01/08 (c)	4,222,389
	5,905	Florida State Department of Environmental Protection, Preservation
		Revenue Bonds, Series B, 4%, 7/01/08 (c)	5,935,588
	2,530	Florida State Turnpike Authority, Turnpike Revenue Bonds, Series B,
		5.50%, 7/01/08 (d)	2,553,023
	6,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
		Refunding Bonds, Series C, 3.50%, 10/01/08 (d)	6,037,080
	10,000	Hillsborough County, Florida, Utility Revenue Refunding Bonds, Junior
		Lien, 4.50%, 8/01/08 (b)	10,088,000
	950	Indian River County, Florida, School District, GO, Refunding, 3.25%,
		4/01/08 (a)	950,000
	5,895	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series A,
		4.25%, 10/01/08 (b)	5,955,070
	100	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
		Refunding Bonds (Charity Obligation Group), VRDN, Series C, 1.20%,
		8/15/19 (d)(e)	100,000
	2,000	Jacksonville, Florida, Sales Tax Revenue Bonds, 4.10%, 10/01/08 (b)	2,021,800
	1,155	Jacksonville, Florida, Sales Tax Revenue Refunding Bonds, 3.125%,
		10/01/08 (c)	1,162,357
	2,000	Lakeland, Florida, Electric and Water Revenue Refunding Bonds, First
		Lien, Series B, 5.90%, 10/01/08 (a)	2,040,580
	1,535	Miami-Dade County, Florida, Public Service Tax Revenue Bonds (UMSA
		Public Improvements), 3.40%, 4/01/08 (b)	1,535,000
	4,775	Miami-Dade County, Florida, School Board, COP, Refunding, Series C,
		5.25%, 8/01/11 (a)	4,863,624
	1,345	Miami, Florida, GO, Refunding, 5.90%, 12/01/08 (c)	1,380,925
	2,350	Orange County, Florida, Health Facilities Authority, Hospital Revenue
		(Orlando Regional Healthcare), VRDN, Series A-10, 1.25%,
		10/01/41(a)(e)	2,350,000
	5,130	Orange County, Florida, Tourist Development Tax, Revenue Refunding
		Bonds, Series A, 4%, 10/01/08 (b)	5,175,914
Portfolio Abbreviations
To simplify the listings of BlackRock Florida Insured Municipal 2008 Term Trust Inc.'s portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes

BlackRock Florida Insured Municipal 2008 Term Trust, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Par
(000)	Municipal Bonds	Value
$495	Orange County, Florida, Tourist Development Tax, Revenue Refunding
	Bonds, Series A, 5.85%, 10/01/08 (d)	$503,514
1,005	Orange County, Florida, Tourist Development Tax, Revenue Refunding
	Bonds, Series A, 5.85%, 10/01/08 (d)(g)	1,025,522
1,100	Orlando, Florida, Waste Water System, Revenue Refunding Bonds, Series
	A, 3.25%, 10/01/08 (b)	1,107,744
2,500	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Refunding Bonds, VRDN, Series C-1, 2.15%, 7/01/25 (a)(e)	2,500,000
640	Osceola County, Florida, Gas Tax Revenue Refunding Bonds, 3.10%,
	4/01/08 (c)	640,000
1,810	Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
	3.75%, 10/01/08 (b)	1,822,344
2,570	Pasco County, Florida, Solid Waste Disposal and Resource Recovery
	System, Revenue Refunding Bonds, 6%, 4/01/09 (c)	2,574,266
500	Saint Petersburg, Florida, Health Facilities Authority, Revenue Refunding
	Bonds (All Children's Hospital), 3.10%, 11/15/08 (b)	502,915
1,370	Village Center Community Development District, Florida, Recreational
	Revenue Refunding Bonds, Series A, 5.50%, 11/01/08 (d)	1,399,017
2,370	Volusia County, Florida, Sales Tax Revenue Refunding Bonds, Subordinate
	Lien, Series B, 4%, 10/01/08 (d)	2,390,264
	Total Municipal Bonds
	(Cost - $75,325,149) - 58.2%	76,014,349
	U.S. Government Obligations
50,200	U.S. Treasury Notes, 3.375%, 11/15/08	50,800,041
	Total U.S. Government Obligations
	(Cost - $50,281,211) - 38.9%	50,800,041
	Total Investments (Cost - $125,606,360*) - 97.1%	126,814,390
	Other Assets Less Liabilities - 2.9%	3,834,782
	Net Assets - 100.0%	$130,649,172

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$125,606,360
Gross unrealized appreciation	$1,223,146
Gross unrealized depreciation	(801)
Net unrealized appreciation	$1,222,345
(a)	FSA Insured.
(b)	AMBAC Insured.
(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f)	Represents a zero coupon bond; rate shown reflects the effective yield at the time of purchase.
(g)	Security is collateralized by Municipal or U.S. Treasury obligations.

BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

•

Effective January 1, 2008, the BlackRock Florida Insured Municipal 2008 Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$126,814,390
Level 3	0
Total	$126,814,390

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008